Pensions and other post-retirement benefits - Disclosure of actuarial assumptions (Details)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
UK | Pensions
Disclosure of defined benefit plans [line items]
Discount rate – past service	5.73%	4.87%	4.80%
Discount rate – future service	5.95%	4.92%	4.80%
Rate of increase in RPI – past service	2.99%	3.05%	3.17%
Rate of increase in RPI – future service	2.85%	2.92%	3.07%
Salary increases	3.08%	3.10%	3.11%
Assumed life expectations for a retiree age 65 today: Males	21 years 6 months	21 years 6 months	21 years 10 months 24 days
Assumed life expectations for a retiree age 65 today: Females	23 years 10 months 24 days	23 years 6 months	23 years 8 months 12 days
Assumed life expectations for a retiree age 65 today: In 20 years: Males	22 years 4 months 24 days	22 years 7 months 6 days	23 years
Assumed life expectations for a retiree age 65 today: In 20 years: Females	25 years 3 months 18 days	24 years 10 months 24 days	25 years 1 month 6 days
UK | Pensions | Active members
Disclosure of defined benefit plans [line items]
Defined benefit obligation, member concentration percentage	11.00%	14.00%
UK | Pensions | Deferred members
Disclosure of defined benefit plans [line items]
Defined benefit obligation, member concentration percentage	7.00%	8.00%
UK | Pensions | Pensioner members
Disclosure of defined benefit plans [line items]
Defined benefit obligation, member concentration percentage	82.00%	78.00%
US | Pensions
Disclosure of defined benefit plans [line items]
Discount rate – past service	5.50%	5.15%	4.85%
Discount rate – future service	5.50%	5.15%	4.85%
Salary increases	4.50%	4.50%	4.50%
Assumed life expectations for a retiree age 65 today: Males	21 years 9 months 18 days	21 years 7 months 6 days	21 years 7 months 6 days
Assumed life expectations for a retiree age 65 today: Females	23 years 9 months 18 days	23 years 10 months 24 days	23 years 9 months 18 days
Assumed life expectations for a retiree age 65 today: In 20 years: Males	23 years 4 months 24 days	23 years 3 months 18 days	23 years 2 months 12 days
Assumed life expectations for a retiree age 65 today: In 20 years: Females	25 years 4 months 24 days	25 years 6 months	25 years 4 months 24 days
US | Pensions | Active members
Disclosure of defined benefit plans [line items]
Defined benefit obligation, member concentration percentage	40.00%	37.00%
US | Pensions | Deferred members
Disclosure of defined benefit plans [line items]
Defined benefit obligation, member concentration percentage	10.00%	10.00%
US | Pensions | Pensioner members
Disclosure of defined benefit plans [line items]
Defined benefit obligation, member concentration percentage	50.00%	53.00%
US | Other post-retirement benefits
Disclosure of defined benefit plans [line items]
Discount rate – past service	5.50%	5.15%	4.85%
Discount rate – future service	5.50%	5.15%	4.85%
Salary increases	4.50%	4.50%	4.50%
Initial healthcare cost trend rate	7.80%	7.10%	6.80%
Ultimate healthcare cost trend rate	4.50%	4.50%	4.50%
US | Other post-retirement benefits | Active members
Disclosure of defined benefit plans [line items]
Defined benefit obligation, member concentration percentage	28.00%	29.00%
US | Other post-retirement benefits | Pensioner members
Disclosure of defined benefit plans [line items]
Defined benefit obligation, member concentration percentage	72.00%	71.00%